Accounts Receivable, Net (Details)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Apr. 30, 2023 HKD ($)	Apr. 30, 2023 USD ($)	Oct. 11, 2022 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Accounts Receivable, Net [Line Items]
Allowance for doubtful accounts		$ 213,362			$ 313,362	$ 313,362	$ 313,362
Accounts receivable	$ 247,655	$ 27,637	$ 100,000	$ 12,674
Hong Kong [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable	$ 216,420